UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:           Schedule of Investments

Credit Suisse Global High Yield Fund
Schedule of Investments
September 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (70.0%)
Aerospace & Defense (1.3%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$25,500
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	74,438
125	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	125,937
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)§	(BB+, Ba3)	07/15/13	6.125	48,875
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	119,375
125	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	126,562
					520,687
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	78,938
Auto Loans (3.1%)
310	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	288,016
425	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	418,739
425	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	414,695
175	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	171,108
					1,292,558
Automobile Parts & Equipment (1.7%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B1)	12/01/11	9.000	76,875
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ 104.50)‡	(B, B3)	08/15/16	9.000	78,375
65	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75)#	(BBB-, Baa3)	12/01/10	9.500	68,399
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	153,000
50	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	50,000
50	Lear Corp., Company Guaranteed Notes, Series B§	(B-, B3)	05/15/09	8.110	48,500
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	101,500
65	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)§	(BB-, B1)	02/15/13	11.000	71,175
50	Visteon Corp., Global Senior Notes§	(B-, Caa1)	08/01/10	8.250	49,000
					696,824
Automotive (0.7%)
100	Ford Motor Co., Global Notes§	(B, B3)	07/16/31	7.450	77,750
145	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	126,150
100	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	88,375
					292,275
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba2)	09/01/16	7.250	127,031
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B+, Ba2)	12/01/15	7.875	79,313
Building & Construction (1.2%)
50	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	43,500
75	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	75,000
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba1)	01/15/16	6.250	88,500
25	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	23,117
50	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	51,493

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$75	Standard Pacific Corp., Global Senior Notes§	(BB, Ba2)	08/15/15	7.000	$67,875
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡§	(B+, Ba2)	04/01/11	8.250	46,313
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B+, Ba3)	03/15/15	6.625	40,125
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B, B3)	12/15/12	7.625	60,937
					496,860
Building Materials (1.1%)
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	201,000
50	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	47,875
75	Norcraft LP Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	76,406
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	71,250
75	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(B-, B3)	02/15/12	9.000	60,188
					456,719
Chemicals (3.2%)
50	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba1)	06/01/16	6.875	49,563
105	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)§+	(B, B3)	10/01/14	10.500	85,706
66	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)#	(B, B2)	07/15/12	11.500	75,405
100	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/07 @ $103.75)	(BB, Ba3)	06/01/11	11.250	106,125
150	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	9.875	111,000
125	Lyondell Chemical Co., Company Guaranteed Notes (Callable 09/15/10 @ $104.00)§	(B+, B1)	09/15/14	8.000	127,187
100	Lyondell Chemical Co., Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	102,000
200	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB, Ba2)	06/01/13	10.500	221,000
175	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)§+	(B-, B3)	02/01/14	9.000	138,250
50	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B2)	05/15/10	10.625	54,000
100	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	101,500
75	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)#	(B-, B3)	02/15/13	7.500	71,625
65	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	71,013
					1,314,374
Computer Hardware (0.2%)
100	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	93,000
Consumer Products (1.2%)
125	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+, B3)	10/01/12	10.250	104,375
75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	68,250
100	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	106,000
65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	68,250
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	101,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer Products
$50	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44)	(B, B3)	06/01/11	8.875	$52,625
					500,500
Diversified Capital Goods (0.8%)
50	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)§	(B, B2)	08/01/12	8.875	50,125
100	RBS Global & Rexnord Corp., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	102,000
75	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	73,312
100	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	93,000
					318,437
Electric - Generation (2.3%)
225	AES Corp., Senior Notes	(B, B1)	03/01/14	7.750	235,125
100	Edison Mission Energy, Senior Notes	(BB-, B1)	06/15/09	7.730	103,250
271	Midwest Generation LLC, Series B, Global Pass Through Certificates	(BB-, Ba2)	01/02/16	8.560	288,437
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	74,625
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	99,625
150	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	156,375
					957,437
Electric - Integrated (0.7%)
50	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	53,625
100	CMS Energy Corp., Senior Notes§	(B+, Ba3)	01/15/09	7.500	103,500
100	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	100,625
25	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, B1)	03/15/14	8.625	27,118
					284,868
Electronics (1.2%)
125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC-, Caa1)	05/15/13	7.750	115,156
36	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	35,502
100	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	105,500
75	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)	(B-, B3)	12/15/14	8.000	45,938
100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B, Ba3)	03/01/16	8.125	98,500
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B, B2)	01/15/16	11.250	105,250
					505,846
Energy - Exploration & Production (3.4%)
351	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	344,857
75	Comstock Resources, Inc., Senior Notes (Callable 03/01/08 @ $103.44)	(B, B2)	03/01/12	6.875	71,906
75	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	76,688
100	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	04/01/11	6.875	97,875
75	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+, B1)	06/01/13	7.750	77,063
100	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	96,750
100	Forest Oil Corp., Global Company Guranteed Notes (Callable 05/01/07 @ 103.88)	(B+, B1)	05/01/14	7.750	101,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$75	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	$77,812
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(BB-, B1)	03/15/12	9.600	68,900
100	Petrohawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/10 @ $104.56)‡	(B-, B3)	07/15/13	9.125	101,000
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B1)	03/15/15	6.375	95,500
100	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	100,875
100	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	98,500
					1,409,226
Environmental (1.0%)
350	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B3)	04/15/14	7.375	346,500
75	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	77,250
					423,750
Food & Drug Retailers (1.0%)
75	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	80,872
100	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)	(CC, Caa3)	08/01/11	9.750	86,750
75	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B, B3)	12/01/11	8.875	78,562
75	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+, B2)	05/01/10	8.125	75,563
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B1)	06/15/12	8.125	75,750
					397,497
Food - Wholesale (0.4%)
25	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B-, B3)	11/01/08	11.875	25,156
50	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	52,375
100	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	100,625
					178,156
Forestry & Paper (2.0%)
75	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	70,313
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	98,750
100	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	100,000
70	Georgia-Pacific Corp., Notes	(B, B2)	05/15/31	8.875	73,150
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	102,750
125	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/12	10.000	129,687
175	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	168,875
100	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	101,125
					844,650
Gaming (3.8%)
125	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡§	(CCC+, B3)	08/01/13	8.000	120,625
100	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	100,000
25	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B, B2)	03/01/12	10.125	26,406
50	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B2)	06/01/13	8.875	54,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	$102,625
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	105,250
75	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B-, B3)	06/15/14	9.750	74,625
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	77,062
25	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	24,469
50	MGM Mirage, Company Guaranteed Notes	(BB, Ba2)	09/15/10	8.500	53,438
100	MGM Mirage, Company Guaranteed Notes§	(B+, B1)	02/01/11	8.375	104,755
50	MGM Mirage, Inc., Global Company Guaranteed Notes§	(BB, Ba2)	04/01/13	6.750	49,375
300	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	297,375
100	Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @ $103.63)	(BB, Ba2)	05/01/12	7.250	100,500
25	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	24,031
75	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, Ba3)	09/15/14	9.125	76,125
89	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	94,562
100	Wynn Las Vegas LLC, Global 1st Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	97,500
					1,583,036
Gas Distribution (3.3%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	123,750
300	El Paso Corp., Senior Notes	(B, B2)	05/15/11	7.000	303,375
175	El Paso Performance-Link, Rule 144A, Notes‡	(NR, B2)	07/15/11	7.750	180,688
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	104,000
225	Sonat, Inc., Notes	(B, B2)	07/15/11	7.625	231,750
275	Williams Companies, Inc., Global Senior Unsecured Notes§	(BB-, Ba2)	03/15/12	8.125	294,937
100	Williams Companies, Inc., Rule 144A, Notes‡#	(BB-, Ba2)	10/01/10	7.508	102,250
					1,340,750
Health Services (5.6%)
100	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B+, B3)	09/15/12	7.750	108,250
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B3)	03/15/15	7.250	74,062
75	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)	(B, B2)	05/01/14	6.875	80,625
70	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	71,575
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B, B1)	10/15/13	8.000	104,250
100	HCA, Inc., Global Bonds§	(BB+, Ba2)	02/15/16	6.500	80,500
400	HCA, Inc., Notes§	(BB+, Ba2)	10/01/12	6.300	339,500
100	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	102,625
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	72,938
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	74,250
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	107,875
75	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	69,750
325	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	325,406
75	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B1)	05/15/12	7.000	74,625
100	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)§	(B+, B2)	11/15/13	7.000	97,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$100	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	$105,500
175	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	170,625
150	Ventas Realty LP, Global Company Guaranteed Notes	(BB, Ba2)	05/01/12	9.000	168,000
75	VWR International, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.00)§	(B-, Caa1)	04/15/14	8.000	76,031
					2,304,012
Hotels (0.7%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B, Ba3)	06/01/11	9.000	53,188
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)§	(BB, Ba2)	06/01/16	6.750	247,812
					301,000
Household & Leisure Products (0.4%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	76,875
75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(B-, B3)	01/15/14	7.875	73,125
					150,000
Leisure (0.8%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	72,938
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	134,250
105	TDS Investor Corp., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡	(B-, Caa1)	09/01/14	9.875	101,850
					309,038
Machinery (0.3%)
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	133,125
Media - Broadcast (1.5%)
100	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	101,250
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	104,250
75	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, B1)	12/15/11	9.250	78,844
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.757	101,250
100	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)§	(CCC+, B2)	01/15/14	7.000	91,500
150	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	128,250
					605,344
Media - Cable (4.5%)
175	CCH I LLC, Global Company Guaranteed Notes, (Callable 09/30/07 @ $103.92)	(CCC-, Caa3)	05/15/14	11.750	125,563
103	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa2)	10/01/15	11.000	94,245
200	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC-, Caa1)	11/15/13	8.750	202,250
125	Charter Communications Holdings LLC, Senior Discount Notes (Callable 11/13/06 @ $101.65)§	(CCC-, Caa3)	04/01/11	9.920	97,500
250	Charter Communications Holdings LLC, Senior Notes (Callable 04/01/07 @ $100.00)	(CCC-, Caa2)	09/15/10	10.250	256,250
175	CSC Holdings, Inc., Rule 144A, Senior Notes‡#	(B+, B2)	04/15/12	7.250	175,219
210	CSC Holdings, Inc., Series B, Senior Notes§	(B+, B2)	04/01/11	7.625	216,562
100	DirecTV Holdings/ Finance, Global Company Guaranteed Notes, (Callable 06/15/10 @ $103.19)	(BB-, Ba3)	06/15/15	6.375	94,500
250	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	238,437

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$75	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B1)	02/15/14	7.250	$72,750
100	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B, B3)	10/01/09	9.750	102,000
100	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	99,875
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)§	(B, B3)	02/15/11	7.875	74,438
					1,849,589
Media - Services (0.4%)
100	Lamar Media Corp., Rule 144A, Senior Notes (Callable 08/15/10 @ $103.31)‡	(B, Ba3)	08/15/15	6.625	96,375
100	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B-, B2)	12/15/14	9.500	75,000
					171,375
Metal & Mining - Excluding Steel (0.5%)
60	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	61,950
125	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/15	6.375	125,294
					187,244
Non-Food & Drug Retailers (2.0%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	100,500
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)	(B, B3)	06/15/12	9.000	77,156
50	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	45,750
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, B3)	06/01/12	8.375	90,000
370	Flooring America, Inc., Series B, Company Guaranteed Notesø^	(D, C)	10/15/07	9.250	0
100	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, Caa1)	12/01/10	8.500	97,500
100	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, B1)	10/01/12	8.000	103,500
100	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	108,500
75	Rent-Way, Inc., Global Secured Notes	(B-, B3)	06/15/10	11.875	87,375
100	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B2)	12/15/13	10.625	107,000
					817,281
Office Equipment (0.8%)
75	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	77,437
250	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)§	(BB+, Ba1)	06/15/13	7.625	263,750
					341,187
Oil Field Equipment & Services (0.5%)
100	Hanover Compressor Co., Company Granteed Notes (Callable 04/15/13 @ $103.75)	(B, B2)	04/15/13	7.500	100,500
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	103,500
					204,000
Oil Refining & Marketing (0.8%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	100,500
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)§	(B-, B2)	05/15/14	8.000	163,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Refining & Marketing
$65	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B2)	05/15/12	11.000	$70,525
					334,150
Packaging (2.0%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)§	(BB, Ba1)	03/15/18	6.625	73,875
50	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+, B2)	09/15/14	8.875	50,500
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	87,500
75	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	73,125
70	Crown Americas, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	71,225
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	123,437
25	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B-, B3)	08/01/14	8.500	23,625
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	103,000
50	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B, B3)	12/15/15	8.500	50,750
75	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)	(CCC, Caal)	09/01/09	11.125	73,688
0	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)ø(1)	(B-, NR)	06/15/09	11.625	121
100	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC+, Caa2)	02/15/14	8.500	86,875
					817,721
Pharmaceuticals (0.2%)
75	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	75,094
Printing & Publishing (2.1%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	70,125
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)§	(CCC+, Caa1)	07/15/12	9.250	74,250
75	Cenveo Corp., Rule 144A, Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)‡	(B-, B3)	12/01/13	7.875	71,437
100	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	99,750
75	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+, Caa1)	10/15/13	11.500	65,813
100	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)§	(CCC+, B3)	02/01/13	9.875	106,250
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
175	R.H. Donnelley Corp., Series A-1, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	160,562
100	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	91,750
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	50,375
75	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	75,750
					866,062
Restaurants (0.5%)
215	AmeriKing, Inc., Senior Notesø	(NR, NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notesø	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø	(NR, NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/07 @ $103.75)	(CCC, B3)	07/15/10	11.250	53,125
50	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, Caa1)	10/01/12	10.000	52,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Restaurants
$100	Sbarro, Inc., Company Guaranteed Notes (Callable 11/13/06 @ $101.83)	(CCC+, Caa1)	09/15/09	11.000	$102,250
					207,375
Software/Services (0.9%)
145	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, Caa1)	08/15/13	9.125	150,800
75	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caal)	08/15/15	10.250	77,625
140	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 12/01/06 @ $100.00)‡#	(B-, Caa1)	06/01/11	10.380	142,800
					371,225
Steel Producers/Products (0.7%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)§	(B+, B2)	06/15/12	7.750	97,875
75	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	74,438
100	RathGibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B-, B3)	02/15/14	11.250	103,500
					275,813
Support-Services (3.0%)
50	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/08 @ $103.00)‡#§	(BB-, Ba3)	05/15/14	7.905	49,250
50	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/10 @ $103.81)‡	(BB-, Ba3)	05/15/14	7.625	48,750
75	Corrections Corp. of America, Company Guaranteed Notes (Callable 01/31/10 @ $103.38)	(BB-, Ba3)	01/31/14	6.750	75,375
50	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+, B2)	06/01/14	8.750	50,750
50	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+, Caa1)	06/01/16	10.250	51,375
100	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B, B1)	01/01/14	8.875	105,250
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, B3)	02/15/13	9.250	149,250
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	70,875
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)§+	(CCC+, Caa1)	05/15/13	10.670	87,000
100	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(CCC+, B3)	05/15/12	9.625	101,000
25	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(NR, B3)	08/01/14	9.750	25,750
100	Rural/Metro Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $104.94)	(CCC+, B3)	03/15/15	9.875	103,875
50	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	10/01/14	7.375	50,562
50	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	10/01/18	7.625	50,563
105	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+, B1)	02/15/12	6.500	101,850
50	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	47,250
75	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	77,062
					1,245,787
Telecom - Fixed Line (0.9%)
250	Level 3 Communications, Inc., Convertible Notes§	(CCC-, Caa3)	03/15/10	6.000	220,937
50	Level 3 Communications, Inc., Global Senior Notes (Callable 03/01/09 @ $100.00)	(CCC-, Caa2)	03/01/10	11.500	51,625
75	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	79,313
					351,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services (3.4%)
$100	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	$101,500
200	Citizens Communications Co., Senior Notes§	(BB+, Ba2)	01/15/13	6.250	195,500
25	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/09 @ $104.88)§	(CCC+, B3)	05/01/13	9.750	25,813
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	52,750
75	Hughes Network Systems LLC, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B-, B1)	04/15/14	9.500	77,625
50	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	50,375
166	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)§	(B, B2)	08/15/14	9.000	172,225
150	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)#	(B, B2)	02/15/11	7.250	150,750
75	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)§	(B, B2)	02/15/14	7.500	75,562
240	Qwest Corp., Global Senior Notes	(BB, Ba2)	06/15/15	7.625	250,200
150	Qwest Corp., Senior Notes, Rule 144A, Senior Notes‡	(BB, Ba3)	10/01/14	7.500	155,625
50	Windstream Corp., Rule 144A, Senior Notes‡§	(BB-, Ba3)	08/01/13	8.125	53,312
50	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB-, Ba3)	08/01/16	8.625	53,750
					1,414,987
Telecom - Wireless (1.6%)
50	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)§	(CCC, B3)	08/01/11	10.000	52,625
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	80,062
25	Centennial Communications Corp. Global Senior Notes (Callable 01/01/09 @ $107.50)§	(CCC, Caa1)	01/01/13	10.000	25,438
75	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B1)	11/01/12	9.875	80,812
50	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	49,813
100	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B-, B3)	05/01/12	11.500	112,500
50	Nextel Communications, Inc., Series D, Senior Notes (Callable 08/01/08 @ $103.69)	(BBB+, Baa3)	08/01/15	7.375	51,639
50	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)§	(CCC, B3)	02/01/10	9.875	52,375
75	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 11/01/07 @ $102.00)#	(CCC, Caa2)	11/01/12	11.239	77,719
100	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	93,250
					676,233
Textiles & Apparel (0.5%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B-, B3)	01/15/15	9.750	78,188
75	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	84,000
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)§	(BB, B1)	02/15/11	7.250	50,750
					212,938
Theaters & Entertainment (0.4%)
72	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)	(CCC+, B3)	02/01/11	9.500	72,270
75	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B-, B2)	02/01/13	9.000	78,188
					150,458
Tobacco (0.2%)
75	Reynolds American, Inc., Rule 144A, Secured Notes‡	(BB, Ba3)	06/01/13	7.250	77,552

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail (0.5%)
$97	American Commercial Lines, Global Company Guaranteed Notes (Callable 02/15/10 @ $104.75)	(B+, B3)	02/15/15	9.500	$106,215
100	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	104,000
					210,215
TOTAL CORPORATE BONDS (Cost $29,488,608)					28,853,412

FOREIGN BONDS (10.2%)
Building Products (0.2%)
100	Maax Holdings, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CCC-, Caa1)	06/15/12	9.750	79,500
Chemicals (0.6%)
75	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @104.19) (Luxembourg)‡§	(B-, B2)	08/15/15	8.375	74,813
125	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	119,687
58	Rhodia SA, Global Senior Notes (France)§	(B-, B2)	06/01/10	10.250	65,250
					259,750
Diversified Capital Goods (0.2%)
50	Sensata Technologies BV, Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(NR, NR)	05/01/16	9.000	64,031
Electronics (0.7%)
100	Avago Technologies Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B, B2)	12/01/13	10.125	106,500
100	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	101,000
90	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	86,850
					294,350
Energy - Exploration & Production (0.2%)
100	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @ $103.94) (Canada)	(B-, B3)	10/15/11	7.875	93,250
Food & Drug Retailers (0.3%)
125	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	120,937
Forestry & Paper (0.7%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B2)	06/15/11	7.750	138,000
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B2)	11/15/11	7.950	48,000
100	JSG Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)§	(B-, Caa1)	04/01/15	7.750	95,000
30	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC-, Ca)	03/15/12	7.750	15,300
					296,300
Gaming (0.5%)
150	Codere Finance Luxembourg, Senior Notes (Callable 06/15/10 @ $104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	202,838
Leisure (0.4%)
100	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+, B1)	10/15/13	7.500	107,875
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	72,937
					180,812
Media - Cable (1.5%)
75	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B-, B2)	07/01/14	10.625	80,813

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Media - Cable
$150	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+, B3)	05/15/14	10.500	$203,313
175	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	215,031
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/09 @ $103.19) (Canada)	(CCC, Caa2)	12/15/15	6.375	95,250
					594,407
Metal & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0
Packaging (0.3%)
100	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caal)	03/01/15	7.875	128,575
Pharmaceuticals (0.3%)
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)§	(BB-, B1)	04/01/10	7.875	82,410
25	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)§	(B, B3)	11/15/11	7.750	24,469
					106,879
Support-Services (0.2%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	76,500
Telecom - Integrated/Services (1.8%)
100	Hellas Telecom V, Rule 144A, Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg)‡#	(B, B1)	10/15/12	6.590	129,842
50	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+, B2)	01/15/13	8.250	50,875
225	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	240,188
250	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	8.649	331,334
					752,239
Telecom - Wireless (0.4%)
50	Rogers Cable, Inc., Global Secured Notes (Canada)	(BB+, Ba2)	06/15/13	6.250	49,625
100	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB, Ba2)	12/15/12	7.250	105,125
					154,750
Telecommunication Equipment (0.1%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#§	(B-, B3)	07/15/11	9.730	51,875
Textiles & Apparel (1.4%)
500	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	593,789
Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B, B1)	12/15/13	8.500	145,500
TOTAL FOREIGN BONDS (Cost $4,682,049)					4,196,282

Number of Shares

COMMON STOCKS (0.5%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^	0
8,710	Safelite Glass Corp., Class B*^	7,403
588	Safelite Realty Corp.*^	4,704
		12,107

Number of Shares		Value

COMMON STOCKS
Electric - Integrated (0.3%)
5,011	Mirant Corp.*	$136,850
Food - Wholesale (0.2%)
70	Crunch Equity Holding LLC, Class A*	66,772
Healthcare Services (0.0%)
1	Magellan Health Services, Inc.*§	43
TOTAL COMMON STOCKS (Cost $571,408)		215,772

WARRANTS (0.0%)
Aerospace & Defense (0.0%)
2,960	Loral Space & Communications, Ltd., strike price $2.37 expires 12/27/06*^	0
Automobile Parts & Equipment (0.0%)
14,230	Safelite Glass Corp., Class B, strike price $6.50 expires 09/29/07*^	0
Chemicals (0.0%)
544	AGY Holding Corp., strike price $0.01 expires 01/02/10*^	6
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡	0
TOTAL WARRANTS (Cost $3,447)		6

SHORT-TERM INVESTMENTS (38.0%)
9,787,681	State Street Navigator Prime Portfolio§§	9,787,681

Par (000)		Maturity	Rate%
$ 5,847	State Street Bank and Trust Co. Euro Time Deposit	10/02/06	4.100	5,847,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,634,681)				15,634,681

TOTAL INVESTMENTS AT VALUE (118.7%) (Cost $50,380,193)				48,900,153

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.7%)				(7,695,758)

NET ASSETS (100.0%)				$41,204,395

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $6,416,286 or 15.6% of net assets.

+	Step Bond — The interest stated is as of September 30, 2006 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate shown is the rate as of September 30, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ø	Bond is currently in default.
(1)	Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $50,380,193, $707,420, $(2,187,460) and $(1,480,040), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                           Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                           Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006